Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net income (loss)	$ 23,401	$ (16,667)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation	736	296
Inventory reserve	1,004
Non-cash interest expense		1,712
Write off of subscription receivable	379
Realized loss on debt extinguishment	14,104
Change in fair value of derivative instruments	(18,498)	1,510
Change in fair value of earn-out interests liability	(72,505)
Net realized (gains) losses on marketable debt securities, available-for-sale	(1)
Stock-based compensation expense	1,658	12
Other non-cash items	364	(16)
Changes in operating assets and liabilities:
Accounts receivable	(2,973)	(229)
Inventories	(29,969)	(297)
Prepaid expenses and other current assets	(17,794)	(41)
Other assets	(506)
Accounts payable	9,009	(310)
Other current liabilities	2,696	1,692
Net cash used in operating activities	(88,895)	(12,338)
Investing Activities:
Purchase of property and equipment	(4,915)	(407)
Purchases of marketable debt securities, available-for-sale	(152,651)
Proceeds from sales and maturities of marketable debt securities, available-for-sale	2,423
Net cash used in investing activities	(155,143)	(407)
Financing Activities:
Proceeds from reverse merger, net	20,721
Proceeds from PIPE investment	196,000
Proceeds from issuance of shares of Legacy Xos Preferred Stock	31,757	9,570
Proceeds from subscription receivable – preferred	2,430
Convertible notes payable - gross borrowings		13,440
Proceeds from exercise of Legacy Xos Preferred Stock warrant	2,715
Equipment loans payable - gross borrowings		190
Equipment loans payable - gross payments	(444)	(152)
Proceeds from stock option exercises	11	10
Taxes paid related to net share settlement of stock-based awards	(335)
SAFEs - gross borrowings		30
Shares repurchased and retired		(3)
Net cash provided by financing activities	252,855	23,085
Net increase in cash, cash equivalents and restricted cash	8,817	10,340
Cash, cash equivalents and restricted cash, beginning of year	10,359	19
Cash, cash equivalents and restricted cash, end of year	19,176	10,359
Reconciliation of Cash, Cash Equivalents and Restricted Cash to Consolidated Balance Sheets:
Cash and cash equivalents	16,142	10,359
Restricted cash	3,034
Total cash, cash equivalents and restricted cash	19,176	10,359
Supplemental disclosure of non-cash financing activities
Conversion of interest payable on convertible notes	2,453
Fair value adjustment of related party debt at conversion	3,763
Issuance of Legacy Xos Preferred Stock	34,918
Conversion of notes payable into Legacy Xos Preferred Stock	21,540
Non-cash activities relating to the SPAC merger:
Conversion of Legacy Xos Preferred Stock into Common Stock	79,708
Assumption of Public Warrants and Private Placement Warrants	17,891
Recognition of Earn-out Shares liability	101,744
Transaction costs relating to the reverse merger offset against additional paid-in capital	55,424
Redeemable warrant issued for redeemable convertible preferred shares		1,707
Redeemable convertible preferred shares issued and stock options exercised for subscription receivable		$ 2,446